Depreciation, depletion and amortization	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Depreciation, depletion and amortization
Depreciation, depletion and amortization

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2020	2019	2020	2019
Upstream
US	1,044	1,288	2,112	2,401
Non-US	1,973	2,396	4,055	4,894
	3,017	3,684	6,167	7,295
Downstream
US	344	333	686	656
Non-US	408	392	813	775
	752	725	1,499	1,431
Other businesses and corporate
US	16	14	31	27
Non-US	152	165	299	296
	168	179	330	323
Total group	3,937	4,588	7,996	9,049